Oct. 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     AXP Discovery Series, Inc.
             RiverSource Core Bond Fund
             RiverSource Discovery Fund
             RiverSource Income Opportunities Fund
             RiverSource Inflation Protected Securities Fund
             RiverSource Limited Duration Bond Fund
        Post-Effective Amendment No. 52
        File No.: 2-72174/811-3178

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on Sept. 30, 2005.

If you have any questions, please contact either me at (612) 671-4321 or Anna Butskaya at (612) 671-4993.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.